CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2015		1,224.0
Beginning balance at Dec. 31, 2015	$ 13,759		$ 0	$ 13,100	$ (9)	$ 668
Increase (Decrease) in Stockholders' Equity
Net income	1,401					1,401
Foreign currency translation	(15)				(15)
Unrealized gains (losses) on investments, net	11				11
Tax (expense) benefit on unrealized gains (losses) on investments, net	(1)				(1)
Amount of gains (losses) recognized in other comprehensive income	74				74
Tax (expense) benefit on unrealized gains on hedging activities, net	(1)				(1)
Common stock and stock-based awards issued and assumed, net of shares withheld for employee taxes (in shares)		10.0
Common stock and stock-based awards issued and assumed, net of shares withheld for employee taxes	(10)			(10)
Common stock repurchased (in shares)		(27.0)
Common stock repurchased	(995)		(995)
Stock-based compensation	449			449
Stock-based compensation tax impact	40			40
Ending balance (in shares) at Dec. 31, 2016		1,207.0
Ending balance at Dec. 31, 2016	14,712		(995)	13,579	59	2,069
Increase (Decrease) in Stockholders' Equity
Net income	1,795					1,795
Foreign currency translation	43				43
Unrealized gains (losses) on investments, net	(7)				(7)
Tax (expense) benefit on unrealized gains (losses) on investments, net	1				1
Amount of gains (losses) recognized in other comprehensive income	(242)				(242)
Tax (expense) benefit on unrealized gains on hedging activities, net	4				4
Common stock and stock-based awards issued and assumed, net of shares withheld for employee taxes (in shares)		13.0
Common stock and stock-based awards issued and assumed, net of shares withheld for employee taxes	(21)			(21)
Common stock repurchased (in shares)		(20.0)
Common stock repurchased	(1,006)		(1,006)
Stock-based compensation	$ 756			756
Ending balance (in shares) at Dec. 31, 2017	1,200.0	1,200.0
Ending balance at Dec. 31, 2017	$ 15,994		(2,001)	14,314	(142)	3,823
Increase (Decrease) in Stockholders' Equity
Net income	2,057					2,057
Foreign currency translation	(68)				(68)
Unrealized gains (losses) on investments, net	(1)				(1)
Tax (expense) benefit on unrealized gains (losses) on investments, net	1				1
Amount of gains (losses) recognized in other comprehensive income	293				293
Tax (expense) benefit on unrealized gains on hedging activities, net	(5)				(5)
Common stock and stock-based awards issued and assumed, net of shares withheld for employee taxes (in shares)		18.0
Common stock and stock-based awards issued and assumed, net of shares withheld for employee taxes	$ (251)			(251)
Common stock repurchased (in shares)	(43.7)	(44.0)
Common stock repurchased	$ (3,525)		(3,510)	(15)
Stock-based compensation	$ 891			891
Ending balance (in shares) at Dec. 31, 2018	1,174.0	1,174.0
Ending balance at Dec. 31, 2018	$ 15,386		$ (5,511)	$ 14,939	$ 78	$ 5,880